Initial Public Offering (Details) - Cik 0001821171_qell acquisition corp Member - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	5 Months Ended
	Oct. 31, 2020	Oct. 02, 2020	Dec. 31, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Share price			$ 10.00	$ 10.00
Deferred underwriting commissions			$ 13.3	$ 13.3
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	37,950,000	37,950,000
Share price		$ 10.00
Gross proceeds from sale of units	$ 379.5	$ 379.5
Offering costs incurred	0.5	$ 21.1
Deferred underwriting commissions	$ 13.3
Number of shares in a unit				1
Common shares, par value, (per share)		$ 0.0001
Number of warrants in a unit				0.33
Number of shares issuable per warrant			1	1
Exercise price of warrants		$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	4,950,000	4,950,000	4,950,000
Share price	$ 10.00	$ 10.00